American Beacon Small Cap Value Fund

Supplement dated August 10, 2023 to the Summary Prospectus,

dated March 1, 2023, as previously amended or supplemented

I.	Effective August 4, 2023, Colin J. Hamer of American Beacon Advisors, Inc. (“American Beacon”) has been promoted to Senior Portfolio Manager for the American Beacon Small Cap Value Fund (the “Fund”).

II.	Effective August 4, 2023, Matt L. Peden of American Beacon no longer serves as a portfolio manager for the Fund.

Accordingly, effective August 4, 2023, all references to Mr. Peden in Fund’s Summary Prospectus are removed and the following additional changes are made to the Fund’s Summary Prospectus:

A.	On page 6 of the Fund’s Summary Prospectus, under the heading “Fund Summaries - American Beacon Small Cap Value Fund - Portfolio Managers,” the information regarding American Beacon is deleted and replaced with the following:

American Beacon Advisors, Inc.	Paul B. Cavazos Senior Vice President & Chief Investment Officer Since 2016	Colin J. Hamer Senior Portfolio Manager Since 2018
Robyn A. Serrano Associate Portfolio Manager Since 2021

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